SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government institutions	$ 22	$ 26
Deposits at the Chamber of Commerce	48	26
Deferred cost of revenues	46	129
Prepaid expenses	196	233
Other	30	22
Other current assets	$ 342	$ 436